Provisions - Narrative (Details) - GBP (£) £ in Millions	3 Months Ended	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2024
Disclosure of other provisions [line items]
(Credit) charge for the period		£ 194
Provisions	£ 2,077	1,788
Provisions applied		479
Restructuring provision	245	£ 204
HBOS | Minimum
Disclosure of other provisions [line items]
Percentage of population, fraud victims		95.00%
Regulatory and legal provisions
Disclosure of other provisions [line items]
(Credit) charge for the period		£ 95
Provisions	1,105	982
Provisions applied		216
Motor Commission review
Disclosure of other provisions [line items]
Additional provisions, other provisions	450
Payment Protection Insurance, excluding MBNA | Payment Protection Insurance remediation
Disclosure of other provisions [line items]
Total payment protection insurance to date		21,960
Customer claims in relation to insurance branch business in Germany
Disclosure of other provisions [line items]
Provisions		69
Total customer claims in relation to insurance branch business to date	709	709
Provisions applied		5
Dilapidations, rent reviews and other property related matters
Disclosure of other provisions [line items]
Provisions	137	146
Indemnities and other matters relating to legacy business disposals
Disclosure of other provisions [line items]
Provisions	£ 46	£ 33